FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$894	$894
Accounts and other receivable, net (current and non-current)	—	—	2,281	2,281
Other assets (current and non-current) (1)	—	—	427	427
Financial assets (current and non-current) (2)	1	84	264	349
Total (3)	$1	$84	$3,866	$3,951
Financial liabilities
Accounts payable and other (2) (4)	$4	$90	$4,158	$4,252
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	5,246	5,246
Total	$4	$90	$9,404	$9,498
____________________________________
(1)Excludes prepayments, other assets and assets held for sale of $493 million.
(2)Refer to Hedging Activities in Note 3(a) below.
(3)Total financial assets include $1,392 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenues, work in progress, and post-employment benefits of $2,939 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$777	$777
Accounts and other receivable, net (current and non-current)	—	—	2,302	2,302
Other assets (current and non-current) (1)	—	—	481	481
Financial assets (current and non-current) (2)	3	52	505	560
Total (3)	$3	$52	$4,065	$4,120
Financial liabilities
Accounts payable and other (4)	$5	$232	$4,619	$4,856
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	5,189	5,189
Total	$5	$232	$9,808	$10,045
____________________________________
(1)Excludes prepayments, other assets and assets held for sale of $396 million.
(2)Refer to Hedging Activities in Note 3(a) below.
(3)Total financial assets include $1,584 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenues, work in progress, and post-employment benefits of $3,392 million.

(US$ MILLIONS)	2021	2020
Current
Restricted cash	$47	$299
Derivative contracts	40	19
Loans and notes receivable	1	1
Total current	$88	$319
Non-current
Restricted cash	209	204
Derivative contracts	45	36
Loans and notes receivable	7	1
Total non-current	$261	$241

(US$ MILLIONS)	2021	2020
Current, net	$1,602	$1,631
Non-current, net
Accounts receivable	46	48
Retainer on customer contract	61	68
Billing rights	572	555
Total non-current, net	$679	$671
Total	$2,281	$2,302
The amount of accounts and other receivables written down for bad debts was as follows:

(US$ MILLIONS)	2021	2020	2019
Loss allowance - beginning	$65	$60	$38
Add: increase in allowance	22	20	34
Deduct: bad debt write offs	(18)	(7)	(12)
Foreign currency translation and other	(5)	(8)	—
Loss allowance - ending	$64	$65	$60

Financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$894	$894
Accounts and other receivable, net (current and non-current)	—	—	2,281	2,281
Other assets (current and non-current) (1)	—	—	427	427
Financial assets (current and non-current) (2)	1	84	264	349
Total (3)	$1	$84	$3,866	$3,951
Financial liabilities
Accounts payable and other (2) (4)	$4	$90	$4,158	$4,252
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	5,246	5,246
Total	$4	$90	$9,404	$9,498
____________________________________
(1)Excludes prepayments, other assets and assets held for sale of $493 million.
(2)Refer to Hedging Activities in Note 3(a) below.
(3)Total financial assets include $1,392 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenues, work in progress, and post-employment benefits of $2,939 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$777	$777
Accounts and other receivable, net (current and non-current)	—	—	2,302	2,302
Other assets (current and non-current) (1)	—	—	481	481
Financial assets (current and non-current) (2)	3	52	505	560
Total (3)	$3	$52	$4,065	$4,120
Financial liabilities
Accounts payable and other (4)	$5	$232	$4,619	$4,856
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	5,189	5,189
Total	$5	$232	$9,808	$10,045
____________________________________
(1)Excludes prepayments, other assets and assets held for sale of $396 million.
(2)Refer to Hedging Activities in Note 3(a) below.
(3)Total financial assets include $1,584 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenues, work in progress, and post-employment benefits of $3,392 million.

Carrying and fair values of financial assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2021	Carrying value December 31, 2020	Valuation technique(s) and key input(s)
Derivative assets	$85	$55	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
Derivative liabilities	$94	$237	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Carrying and fair values of financial liabilities
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2021	Carrying value December 31, 2020	Valuation technique(s) and key input(s)
Derivative assets	$85	$55	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
Derivative liabilities	$94	$237	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.